Note 1 - Description of Business and Summary of Significant Accounting Policies Principles of Consolidated and Basis of Presentation (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 12, 2015	Sep. 30, 2014	Jul. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Costs Capitalized				$ 5	$ 9	$ 6
Asset Retirement Obligation				$ 9	12
Finite-Lived Intangible Asset, Useful Life				35 years
Long-term Debt, Gross				$ 4,100	4,300
Debt Instrument, Fair Value Disclosure				2,900	2,800
Deferred Income Tax Expense (Benefit)				1
Reimbursements from Tesoro				17	34	26
Proceeds From Contributions From Sponsor				29	22	18
Unit-based compensation expense				$ 6	$ 6	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				1,085,464
LA Storage and Handling Assets
Percent of fee interest	50.00%
Related Party Agreement Amendment Date	Nov. 12, 2015
Maximum
Maturity Period Of Short-Term Investments				3 months
Property, Plant and Equipment, Useful Life				28 years
Percent Of Trade Payables With Balances Outstanding				2.00%
Minimum
Property, Plant and Equipment, Useful Life				3 years
Fair Value Assumptions, Expected Term				90 days
Rendezvous Gas Services, L.L.C.
Equity Method Investment, Ownership Percentage				78.00%
Three Rivers Gathering, LLC
Equity Method Investment, Ownership Percentage				50.00%
Uintah Basin Field Services, LLC
Equity Method Investment, Ownership Percentage				38.00%
Crude Oil
Products Retained For Volume Losses, Percent				0.20%
Petroleum Products
Products Retained For Volume Losses, Percent				0.25%
Petroleum Products | Northwest Products System
Products Retained For Volume Losses, Percent				0.25%
Distillates | Northwest Products System
Products Retained For Volume Losses, Percent				0.125%
Phase One | West Coast Logistics Assets
Effective date of acquisition			Jul. 01, 2014
Phase Two | West Coast Logistics Assets
Effective date of acquisition		Sep. 30, 2014